UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07943

Nuveen Multistate Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme—Vice President and Secretary

901 Marquette Avenue, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: May 31

Date of reporting period: August 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Georgia Municipal Bond Fund
Portfolio of Investments	August 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 99.6%
	MUNICIPAL BONDS – 99.6%
	Education and Civic Organizations – 12.6%
$ 1,000	Fulton County Development Authority, Georgia, General Revenue Bonds, Spelman College, Refunding Series 2015, 5.000%, 6/01/32	6/25 at 100.00	A1	$1,155,290
1,375	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Foundation Technology Square Project, Refunding Series 2012A, 5.000%, 11/01/31	5/22 at 100.00	AA+	1,559,003
2,000	Fulton County Development Authority, Georgia, Revenue Bonds, Robert W. Woodruff Arts Center, Inc. Project, Refunding Series 2015A, 5.000%, 3/15/36	3/26 at 100.00	A2	2,289,600
2,750	Gwinnett County Development Authority, Georgia, Revenue Bonds, Georgia Gwinnett College Student Housing Project, Series 2017B, 5.000%, 7/01/40	7/27 at 100.00	A+	3,199,982
5,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Refunding Series 2016A, 5.000%, 10/01/46	10/26 at 100.00	AA+	5,854,850
75	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Refunding Series 2012C, 5.250%, 10/01/27	10/22 at 100.00	Baa2	83,733
3,400	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012A, 5.000%, 10/01/32	10/21 at 100.00	Baa2	3,671,626
605	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012B, 5.000%, 10/01/24	No Opt. Call	Baa2	710,869
2,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Savannah College of Art & Design Projects, Series 2014, 5.000%, 4/01/44	4/24 at 100.00	A-	2,193,460
18,205	Total Education and Civic Organizations			20,718,413
	Health Care – 10.9%
3,270	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998, 5.375%, 12/01/28 (4), (5)	12/17 at 100.00	N/R	0
2,355	Development Authority of Fulton County Revenue Bonds, Georgia, Piedmont Healthcare, Inc. Project, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	AA-	2,674,950
1,160	Fulton County Development Authority, Georgia, Hospital Revenue Bonds, Wellstar Health System, Inc Project, Series 2017A, 5.000%, 4/01/47	4/27 at 100.00	A	1,317,795
705	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2010B, 5.250%, 2/15/45	2/20 at 100.00	AA	752,630
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2017B:
2,000	5.500%, 2/15/42	2/27 at 100.00	AA	2,445,840
3,000	5.250%, 2/15/45	2/27 at 100.00	AA	3,565,680
1,380	Greene County Development Authority, Georgia, Health System Revenue Bonds, Catholic Health East Issue, Series 2012, 5.000%, 11/15/37	11/22 at 100.00	AA-	1,529,578
1,250	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett Hospital System Inc. Project, Series 2004B, 5.000%, 10/01/29	11/17 at 100.00	Aa1	1,254,375
2,025	Macon-Bibb County Hospital Authority, Georgia, Revenue Anticipation Certificates, Medical Center of Central Georgia Inc., Series 2009, 5.000%, 8/01/35	8/19 at 100.00	AA-	2,140,992
NUVEEN      1

Nuveen Georgia Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 2,250	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center, Series 2007, 5.000%, 10/01/33	10/17 at 100.00	A2	$ 2,255,423
19,395	Total Health Care			17,937,263
	Tax Obligation/General – 16.7%
2,000	Carroll City-County Hospital Authority, Georgia, Revenue Anticipation Certificates, Tanner Medical Center, Inc. Project, Series 2015, 5.000%, 7/01/41	7/25 at 100.00	AA	2,272,820
2,000	Carrollton Independent School System, Carroll County, Georgia, General Obligation Bonds, Series 2015, 5.000%, 4/01/32	4/26 at 100.00	AA+	2,378,960
1,000	Chatham County Hospital Authority, Georgia, Seven Mill Tax Pledge Refunding and Improvement Revenue Bonds, Memorial Health University Medical Center, Inc., Series 2012A, 5.000%, 1/01/31	1/22 at 100.00	AA	1,122,580
530	Cherokee County Resource Recovery Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Ball Ground Recycling LLC Project, Series 2007A, 5.000%, 7/01/37 – AMBAC Insured (Alternative Minimum Tax)	11/17 at 100.00	AA+	531,479
825	Cherokee County School System, Georgia, General Obligation Bonds, Series 2017, 5.000%, 2/01/28	2/27 at 100.00	AA+	1,031,959
	Decatur, Georgia, General Obligation Bonds, City Schools of Decatur Projects, Series 2016:
1,190	5.000%, 8/01/27	8/25 at 100.00	AA+	1,466,580
1,595	5.000%, 8/01/28	8/25 at 100.00	AA+	1,950,127
1,100	East Point Building Authority, Georgia, Revenue Bonds, Water & Sewer Project, Refunding Series 2017, 5.000%, 2/01/34 – AGM Insured	2/27 at 100.00	AA	1,299,078
2,000	Forsyth County, Georgia, General Obligation Bonds, Series 2015A, 5.000%, 3/01/35	3/25 at 100.00	AAA	2,359,480
1,980	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2014A, 5.500%, 8/15/54	2/25 at 100.00	AA	2,341,706
1,000	Habersham County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2014B, 5.000%, 2/01/37	2/24 at 100.00	Aa3	1,125,240
	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
188	5.500%, 7/15/23	7/21 at 100.00	N/R	190,269
374	5.500%, 7/15/30	7/21 at 100.00	N/R	377,803
410	5.500%, 1/15/36	7/21 at 100.00	N/R	414,636
4,500	Sandy Springs Public Facilities Authority, Georgia, Revenue Bonds, Sandy Springs City Center Project, Series 2015, 5.000%, 5/01/47	5/26 at 100.00	Aaa	5,219,415
1,000	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center Project, Series 2011B, 5.000%, 10/01/41	10/21 at 100.00	Aa2	1,090,360
2,000	Vidalia School District, Toombs County, Georgia, General Obligation Bonds, Series 2016, 5.000%, 8/01/37	2/26 at 100.00	Aa1	2,345,860
23,692	Total Tax Obligation/General			27,518,352
	Tax Obligation/Limited – 10.6%
	Atlanta and Fulton County Recreation Authority, Georgia, Revenue Bonds, Zoo Atlanta Parking Facility Project, Series 2017:
1,000	5.000%, 12/01/31	12/27 at 100.00	AA+	1,231,900
1,000	5.000%, 12/01/32	12/27 at 100.00	AA+	1,225,800
1,075	5.000%, 12/01/33	12/27 at 100.00	AA+	1,311,210
2      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 1,500	Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown Atlanta Stadium Project, Second Lien Series 2015B, 5.000%, 7/01/44	7/25 at 100.00	A1	$1,691,250
2,500	Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown Atlanta Stadium Project, Senior Lien Series 2015A-1, 5.250%, 7/01/44	7/25 at 100.00	Aa3	2,910,850
	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Refunding Series 2007:
610	5.250%, 12/01/22 – AGC Insured	12/17 at 100.00	AA	616,045
1,420	5.000%, 12/01/23 – AGC Insured	12/17 at 100.00	AA	1,432,808
595	Atlanta, Georgia, Tax Allocation Bonds, Perry Bolton Project Series 2014, 5.000%, 7/01/34	7/23 at 100.00	A-	656,886
	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Refunding Series 1993:
105	5.500%, 10/01/18 – NPFG Insured	No Opt. Call	A	106,576
155	5.625%, 10/01/26 – NPFG Insured	10/19 at 100.00	A	180,083
200	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Refunding Series 2005, 5.500%, 10/01/26 – NPFG Insured	No Opt. Call	A+	237,474
	East Point, Georgia, Tax Allocation Revenue Bonds, Camp Creek Tad Project, Series 2015:
500	5.000%, 8/01/20	No Opt. Call	BBB+	543,420
280	5.000%, 8/01/21	No Opt. Call	BBB+	311,097
1,671	Georgia Local Governments, Certificates of Participation, Georgia Municipal Association, Series 1998A, 4.750%, 6/01/28 – NPFG Insured	No Opt. Call	A	1,838,217
2,000	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Third Indenture, Series 2015B, 5.000%, 7/01/41	7/26 at 100.00	AA+	2,342,140
810	Tift County Hospital Authority, Georgia, Revenue Anticipation Certificates Series 2012, 5.000%, 12/01/38	12/22 at 100.00	Aa2	911,145
15,421	Total Tax Obligation/Limited			17,546,901
	Transportation – 4.9%
2,000	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2012B, 5.000%, 1/01/31	1/22 at 100.00	AA-	2,265,600
	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Refunding Subordinate Lien Series 2014A:
2,425	5.000%, 1/01/32	1/24 at 100.00	AA-	2,866,762
2,000	5.000%, 1/01/33	1/24 at 100.00	AA-	2,356,500
	Augusta, Georgia, Airport Revenue Bonds, Refunding General Series 2015A:
160	5.000%, 1/01/32	1/25 at 100.00	BBB	179,240
170	5.000%, 1/01/33	1/25 at 100.00	BBB	189,618
100	5.000%, 1/01/34	1/25 at 100.00	BBB	111,126
150	5.000%, 1/01/35	1/25 at 100.00	BBB	166,173
7,005	Total Transportation			8,135,019
	U.S. Guaranteed – 18.9% (6)
1,000	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus Housing LLC Project, Series 2009, 5.250%, 6/15/35 (Pre-refunded 6/15/19)	6/19 at 100.00	Aa2 (6)	1,078,720
2,500	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008B. Remarketed, 7.375%, 1/01/31 (Pre-refunded 1/01/19)	1/19 at 100.00	A2 (6)	2,716,125
NUVEEN      3

Nuveen Georgia Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
$ 115	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008C. Remarketed, 7.500%, 1/01/31 (Pre-refunded 1/01/19)	1/19 at 100.00	A2 (6)	$124,244
285	Brunswick, Georgia, Water and Sewerage Revenue Bonds, Refunding & Improvement Series 1992, 6.100%, 10/01/19 – NPFG Insured (ETM)	No Opt. Call	A (6)	298,865
800	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2001, 5.000%, 8/01/35 (Pre-refunded 8/01/18) – AGM Insured	8/18 at 100.00	AA (6)	831,072
1,400	Clarke County Hospital Authority, Georgia, Hospital Revenue Certificates, Athens Regional Medical Center, Series 2012, 5.000%, 1/01/32 (Pre-refunded 1/01/22)	1/22 at 100.00	Aa1 (6)	1,631,056
	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2007:
1,100	5.000%, 6/01/32 (Pre-refunded 6/01/18)	6/18 at 100.00	Aa2 (6)	1,135,024
510	5.000%, 6/01/37 (Pre-refunded 6/01/18)	6/18 at 100.00	N/R (6)	526,238
3,250	5.000%, 6/01/37 (Pre-refunded 6/01/18)	6/18 at 100.00	Aa2 (6)	3,353,480
2,295	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2010B, 5.250%, 2/15/45 (Pre-refunded 2/15/20)	2/20 at 100.00	N/R (6)	2,533,657
5,100	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2008, 5.000%, 2/01/36 (Pre-refunded 2/01/18) (UB)	2/18 at 100.00	AAA	5,190,015
1,690	Gwinnett County School District, Georgia, General Obligation Bonds, Tender Option Bond Trust 2015-XF0089, 11.646%, 2/01/36 (Pre-refunded 2/01/18) (IF)	2/18 at 100.00	AAA	1,778,235
	Houston County Hospital Authority, Georgia, Revenue Bonds, Houston Healthcare Project, Series 2007:
1,500	5.250%, 10/01/35 (Pre-refunded 10/01/17)	10/17 at 100.00	A+ (6)	1,505,670
2,000	5.250%, 10/01/42 (Pre-refunded 10/01/17)	10/17 at 100.00	A+ (6)	2,007,560
5,270	La Grange-Troup County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2008A, 5.500%, 7/01/38 (Pre-refunded 7/01/18)	7/18 at 100.00	Aa2 (6)	5,478,428
430	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Refunding Series 1992N, 6.250%, 7/01/18 (ETM)	No Opt. Call	Aa1 (6)	449,677
100	Unified Government of Athens-Clarke County, Georgia, Water and Sewerage Revenue Bonds, Series 2008, 5.625%, 1/01/33 (Pre-refunded 1/01/19)	1/19 at 100.00	Aa1 (6)	106,330
	Walton County Water and Sewerage Authority, Georgia, Revenue Bonds, Oconee-Hard Creek Reservoir Project, Series 2008:
300	5.000%, 2/01/38 (Pre-refunded 2/01/18) – AGM Insured	2/18 at 100.00	A2 (6)	305,361
165	5.000%, 2/01/38 (Pre-refunded 2/01/18) – AGM Insured	2/18 at 100.00	A2 (6)	167,949
29,810	Total U.S. Guaranteed			31,217,706
	Utilities – 10.2%
2,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 2012GG, 5.000%, 1/01/43	1/23 at 100.00	A+	2,193,640
1,005	Georgia Municipal Electric Authority, Project One Revenue Bonds, Subordinated Series 2007A-2, 5.000%, 1/01/26	11/17 at 100.00	A+	1,008,226
1,200	Griffin, Georgia, Combined Public Utility Revenue Bonds, Refunding Series 2012, 5.000%, 1/01/28 – AGM Insured	1/23 at 100.00	AA	1,364,292
4      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B:
$ 890	5.000%, 3/15/19	No Opt. Call	A	$940,872
500	5.000%, 3/15/21	No Opt. Call	A	546,160
2,315	5.000%, 3/15/22	No Opt. Call	A	2,578,678
	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A:
1,000	5.000%, 3/15/18	No Opt. Call	A+	1,021,380
360	5.500%, 9/15/23	No Opt. Call	A	421,283
2,630	5.500%, 9/15/27	No Opt. Call	A	3,206,470
100	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Series 2005A-2, 0.000%, 1/01/33 – FGIC Insured	11/17 at 100.00	A	41,994
3,500	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series 2015A, 0.000%, 1/01/32	No Opt. Call	A+	2,253,300
1,150	Municipal Electric Authority of Georgia, Project One Subordinate Lien Revenue Bonds, Series 2008A, 5.250%, 1/01/21	No Opt. Call	A+	1,291,680
16,650	Total Utilities			16,867,975
	Water and Sewer – 14.8%
2,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015, 5.000%, 11/01/40	5/25 at 100.00	Aa2	2,330,120
1,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2017A, 5.000%, 11/01/37	11/27 at 100.00	Aa2	1,204,250
2,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 – FGIC Insured	No Opt. Call	Aa2	2,343,720
1,430	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Tender Option Trust 2015-XF0234, 19.162%, 11/01/35 (IF)	5/25 at 100.00	Aa2	2,680,749
	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Refunding Series 2016:
1,000	5.000%, 8/01/33	8/26 at 100.00	AA	1,195,160
750	5.000%, 8/01/35	8/26 at 100.00	AA	889,140
500	Columbus, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2014A, 5.000%, 5/01/31	5/24 at 100.00	AA+	595,235
3,410	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2006B, 5.250%, 10/01/32 – AGM Insured	10/26 at 100.00	AA	4,230,310
2,500	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Second Resolution Series 2011A, 5.250%, 10/01/41	10/21 at 100.00	Aa3	2,852,075
1,000	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2013, 5.000%, 1/01/33	1/23 at 100.00	AA	1,146,660
2,000	Henry County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2012, 5.000%, 2/01/29	2/22 at 100.00	Aa2	2,295,120
1,000	South Fulton Municipal Regional Water and Sewer Authority, Georgia, Revenue Bonds, Refunding Series 2014, 5.000%, 1/01/31	1/24 at 100.00	AA	1,152,520
NUVEEN      5

Nuveen Georgia Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	Walton County Water and Sewerage Authority, Georgia, Revenue Bonds, Walton-Hard Labor Creek Reservoir Project, Refunding Series 2016A:
$ 540	5.000%, 2/01/36	2/26 at 100.00	Aa2	$631,611
800	5.000%, 2/01/37	2/26 at 100.00	Aa2	933,752
19,930	Total Water and Sewer			24,480,422

$ 150,108	Total Long-Term Investments (cost $159,853,736)			164,422,051

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.3%
	MUNICIPAL BONDS – 1.3%
	Health Care – 1.3%
$ 2,275	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 2016, 6.500%, 4/30/17 (4), (5)	No Opt. Call	N/R	$ 2,085,940
$ 2,275	Total Short-Term Investments (cost $2,275,000)			2,085,940
	Total Investments (cost $162,128,736) – 100.9%			166,507,991
	Floating Rate Obligations – (2.0)%			(3,380,000)
	Other Assets Less Liabilities – 1.1%			1,973,036
	Net Assets – 100%			$ 165,101,027
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$164,422,051	$ —*	$164,422,051
Short-Term Investments:
Municipal Bonds	—	—	2,085,940	2,085,940
Total	$ —	$164,422,051	$2,085,940	$166,507,991

*	Value equals zero as of the end of the reporting period.
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
6      NUVEEN

Level 3
Municipal Bonds
Balance at the beginning of period	$2,481,598
Gains (losses):
Net realized gains (losses)	–
Change in net unrealized appreciation (depreciation)	(396,639)
Purchases at cost	–
Sales at proceeds	–
Net discounts (premiums)	981
Transfers into	–
Transfers (out of)	–
Balance at the end of period	$2,085,940
Income Tax Information
The following information is presented on a federal income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of August 31, 2017, the cost of investments was $158,711,055.
Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2017, were as follows:
Gross unrealized:
Appreciation	$ 7,833,322
Depreciation	(3,416,462)
Net unrealized appreciation (depreciation) of investments	$ 4,416,860
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating.This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(5)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
ETM	Escrowed to maturity.
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rates, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
NUVEEN      7

Nuveen Louisiana Municipal Bond Fund
Portfolio of Investments	August 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 97.9%
	MUNICIPAL BONDS – 97.9%
	Consumer Staples – 5.2%
$ 300	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24	11/17 at 100.00	B-	$284,142
500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B	503,755
120	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.000%, 6/01/33	10/17 at 100.00	B+	119,892
705	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32	11/17 at 100.00	N/R	702,074
905	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007, 4.625%, 6/01/21	11/17 at 100.00	N/R	902,910
315	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Turbo Term Series 2016A, Including 2016A-1, 2016A-2A and 2016A-2B, 5.000%, 6/01/51	6/26 at 100.00	N/R	325,209
2,665	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2013A, 5.250%, 5/15/35	5/23 at 100.00	A-	2,919,907
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
90	5.000%, 6/01/29	11/17 at 100.00	BBB-	90,005
690	4.750%, 6/01/34	11/17 at 100.00	BB-	676,518
1,160	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	1,190,543
7,450	Total Consumer Staples			7,714,955
	Education and Civic Organizations – 15.0%
1,000	Calcasieu Parish Public Trust Authority, Louisiana, Student Lease Revenue Bonds, McNeese State University Student Housing-Cowboy Facilities, Inc. Project, Refunding Series 2011, 5.000%, 5/01/29 – AGM Insured	5/22 at 100.00	A2	1,121,000
815	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin' Cajun Facilities Inc. Project, Refunding Series 2012, 5.000%, 10/01/27 – AGM Insured	10/22 at 100.00	AA	916,443
1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Louisiana Tech University Student Housing & Recreational Facilities/Innovative Student Facilities Inc. Project,, 5.000%, 10/01/34 – AGM Insured	10/25 at 100.00	AA	1,140,280
2,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Louisiana Tech University Student Housing/Innovative Student Facilities Inc. Project, Refunding Series 2013, 5.000%, 7/01/33	7/23 at 100.00	A3	2,279,080
1,220	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, McNeese State University Student Parking - Cowboy Facilities, Inc. Project, Series 2011, 4.875%, 3/01/42 – AGM Insured	3/22 at 100.00	A2	1,309,780
2,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Ragin' Cajun Facilities Inc.- Student Housing & Parking Project, Series 2017, 5.000%, 10/01/39 – AGM Insured	10/27 at 100.00	AA	2,296,960
8      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 1,500	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southeastern Louisiana University student Housing/University Facilities Project, Series 2017, 5.000%, 8/01/42 – AGM Insured	8/27 at 100.00	AA	$1,704,615
	Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-Flagship Properties LLC - Louisiana State University Nicolson Gateway Project, Series 2016A:
1,500	5.000%, 7/01/46	7/26 at 100.00	A	1,669,620
1,000	5.000%, 7/01/56	7/26 at 100.00	A	1,104,190
1,000	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Refunding Series 2017, 5.000%, 7/01/37	7/27 at 100.00	A-	1,119,420
750	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	BBB	831,510
1,035	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation Project, Series 2011A, 8.000%, 12/15/41	12/21 at 100.00	N/R	1,152,565
3,000	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2011, 5.000%, 10/01/41	10/21 at 100.00	BBB+	3,165,090
1,500	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy Foundation Project, Series 2013A, 8.375%, 12/15/43	12/23 at 100.00	N/R	1,683,300
800	Louisiana Public Facilities Authority, Revenue Bonds, University of New Orleans Research and Technology Foundation, Inc.- Student Housing Project, Refunding Series 2014, 5.000%, 9/01/31 – AGM Insured	9/24 at 100.00	AA	925,480
20,120	Total Education and Civic Organizations			22,419,333
	Energy – 0.9%
1,210	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory Put 6/01/22)	No Opt. Call	BBB	1,290,465
	Financials – 0.9%
1,000	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue, Series 2005, 5.250%, 10/01/35	No Opt. Call	A	1,281,380
	Health Care – 12.5%
505	Illinois Finance Authority, Revenue Bonds, Presence Health Network, Series 2016C, 5.000%, 2/15/36	2/27 at 100.00	BBB	570,296
1,980	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011, 6.375%, 7/01/41	7/21 at 100.00	BB	2,102,423
3,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Womans Hospital Foundation Project, Refunding Series 2017A, 5.000%, 10/01/44	10/27 at 100.00	A	3,387,630
1,255	Louisiana Public Facilities Authority, Health Facilities Revenue Refunding Bonds, Sisters of Mercy Health System of St. Louis Inc., Series 1993A, 5.000%, 6/01/19	No Opt. Call	AA-	1,306,242
1,000	Louisiana Public Facilities Authority, Hospital Revenue and Refunding Bonds, Lafayette General Medical Center Project, Series 2010, 5.500%, 11/01/40	5/20 at 100.00	A-	1,061,450
1,575	Louisiana Public Facilities Authority, Hospital Revenue and Refunding Bonds, Lafayette General Medical Center Project, Series 2016A, 5.000%, 11/01/41	11/25 at 100.00	A-	1,716,939
1,800	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 1998A, 5.750%, 7/01/25 – AGM Insured	No Opt. Call	AA	2,099,448
NUVEEN      9

Nuveen Louisiana Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 2,000	Louisiana Public Facilities Authority, Revenue Bonds, Christus Health, Refunding Series 2009A, 6.000%, 7/01/29	7/19 at 100.00	A+	$2,172,200
2,610	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/46	5/27 at 100.00	A3	2,950,318
200	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015, 5.000%, 5/15/47	5/25 at 100.00	A3	221,936
1,085	Terrebonne Parish Hospital Service District 1, Louisiana, Hospital Revenue Bonds, Terrebonne General Medical Center, Refunding Series 2013, 4.000%, 4/01/33	4/23 at 100.00	A	1,142,657
17,010	Total Health Care			18,731,539
	Housing/Multifamily – 2.6%
1,870	Louisiana Housing Finance Agency, Multifamily Housing Revenue Bonds, Mallard Crossings Apartments, Series 2011, 4.750%, 10/01/29	10/21 at 100.00	AA+	1,985,042
1,755	Louisiana Local Government Environmental Facilities and Community Development Authority, Multifamily Housing Revenue Bonds, Cove at Nola Apartments, Series 2017A, 4.000%, 12/01/27	12/22 at 105.00	A	1,845,418
3,625	Total Housing/Multifamily			3,830,460
	Industrials – 3.1%
300	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009, 6.750%, 11/01/24	11/19 at 100.00	B	312,555
1,640	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36	7/23 at 100.00	N/R	1,769,052
140	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	6/20 at 100.00	B	142,851
	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
40	5.500%, 12/01/22	12/18 at 100.00	B	40,852
130	5.250%, 12/01/25	12/23 at 100.00	B	139,010
60	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/26	6/18 at 105.00	B	62,793
1,550	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36 (Alternative Minimum Tax)	7/23 at 100.00	N/R	1,717,431
1,000	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Louisiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24 (Alternative Minimum Tax) (4)	No Opt. Call	N/R	10
200	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44	11/24 at 100.00	N/R	217,900
300	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.600%, 5/01/29	11/21 at 100.00	B	312,348
5,360	Total Industrials			4,714,802
	Long-Term Care – 0.3%
400	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project, Refunding Series 2015, 5.250%, 11/15/37	11/24 at 100.00	N/R	426,112
10      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Materials – 3.2%
$ 1,275	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32	11/17 at 100.00	BBB	$1,284,664
1,500	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Series 2010A-1, 6.500%, 11/01/35	11/20 at 100.00	BBB	1,701,375
250	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37 (Alternative Minimum Tax)	10/22 at 100.00	BBB-	224,653
1,535	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A, 5.125%, 6/01/37	11/17 at 100.00	BBB	1,534,877
4,560	Total Materials			4,745,569
	Tax Obligation/General – 3.2%
2,085	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	AA	2,324,212
	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015:
125	5.000%, 12/01/27	12/25 at 100.00	AA-	149,171
525	5.000%, 12/01/29	12/25 at 100.00	AA-	616,539
1,000	New Orleans, Louisiana, General Obligation Bonds, Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	A+	1,114,730
500	Shreveport, Louisiana, General Obligation Bonds, Series 2011, 5.000%, 8/01/31	8/21 at 100.00	A+	562,410
4,235	Total Tax Obligation/General			4,767,062
	Tax Obligation/Limited – 14.8%
1,260	Broussard, Louisiana, Sales & Use Tax Revenue Bonds, Recreational Facility Series 2012, 5.000%, 5/01/32	5/22 at 100.00	A	1,387,386
1,250	Ernest N. Morial-New Orleans Exhibition Hall Authority, Louisiana, Special Tax Bonds, Refunding Series 2014, 5.000%, 7/15/25	7/22 at 100.00	AA+	1,440,487
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,250	5.000%, 1/01/26	1/22 at 100.00	A	1,364,113
1,250	5.125%, 1/01/42	1/22 at 100.00	A	1,310,700
1,000	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A, 5.000%, 12/01/34	12/26 at 100.00	BBB+	1,126,020
1,000	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001, 0.000%, 6/15/23 – AMBAC Insured	No Opt. Call	BBB-	821,340
505	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2016A, 5.000%, 6/01/26	No Opt. Call	A1	615,630
900	Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Bonds, Bossier Parish Public Improvement Projects, Series 2012, 5.000%, 3/01/42	3/22 at 100.00	Aa3	989,964
	Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Bonds, LCTCS Act 360 Project, Series 2014:
2,000	5.000%, 10/01/35	10/24 at 100.00	A+	2,319,880
2,000	5.000%, 10/01/37	10/24 at 100.00	A+	2,312,860
NUVEEN      11

Nuveen Louisiana Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Baton Rouge Community College Facilities Corporation Project, Refunding Series 2011, 5.000%, 12/01/26 – AGM Insured	12/21 at 100.00	AA	$1,143,930
1,435	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Bossier City Projects, Series 2015, 5.000%, 6/01/30	6/25 at 100.00	AA-	1,681,791
1,400	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Louisiana Community and Technical College System Facilities Corporation Project, Capital Appreciation Series 2011, 0.000%, 10/01/20	No Opt. Call	A+	1,339,506
500	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/36	7/23 at 100.00	AA-	569,185
1,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Tender Option Bond Trust 2016-XG0035, 15.812%, 5/01/39 (IF)	5/20 at 100.00	Aa2	1,424,910
1,500	Louisiana State, Highway Improvement Revenue Bonds, Series 2014A, 5.000%, 6/15/34	6/24 at 100.00	AA-	1,759,335
500	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream at Meadowlands Project, Series 2017, 5.000%, 12/01/27	No Opt. Call	N/R	525,390
15	Saint Bernard Parish, Louisiana, Sales and Use Tax Revenue Bonds, Series 2004, 5.000%, 3/01/18 – AGM Insured	11/17 at 100.00	AA	15,054
19,765	Total Tax Obligation/Limited			22,147,481
	Transportation – 13.9%
680	Colorado High Performance Transportation Enterprise, C-470 Express Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/56	12/24 at 100.00	BBB	753,726
805	Greater New Orleans Expressway Commission, Louisiana, Revenue Bonds, Refunding Series 2013, 5.000%, 11/01/23 – AGM Insured	No Opt. Call	AA	961,516
2,000	Greater New Orleans Expressway Commission, Louisiana, Toll Revenue Bonds, Subordinate Lien Series 2017, 5.000%, 11/01/47 – AGM Insured	11/25 at 100.00	AA	2,286,660
1,100	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2016B, 5.000%, 1/01/41	7/26 at 100.00	AA-	1,269,565
2,000	Lake Charles Harbor and Terminal District, Louisiana, Revenue Bonds, Series 2013B, 5.000%, 1/01/34 – AGM Insured (Alternative Minimum Tax)	1/24 at 100.00	AA	2,219,340
	New Orleans Aviation Board, Louisiana, Gulf Opportunity Zone Revenue Bonds, Passenger Facility Charge Projects, Series 2010A:
140	5.125%, 1/01/31	1/20 at 100.00	A-	150,587
1,700	5.250%, 1/01/41	1/20 at 100.00	A-	1,813,645
2,000	New Orleans Aviation Board, Louisiana, Revenue Bonds, North Terminal Project, Series 2015B, 5.000%, 1/01/35 (Alternative Minimum Tax)	1/25 at 100.00	A-	2,265,700
2,115	New Orleans Aviation Board, Louisiana, Revenue Bonds, Series 2007A, 5.250%, 1/01/32 – AGM Insured (Alternative Minimum Tax)	1/18 at 100.00	AA	2,140,570
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016:
1,035	5.000%, 8/01/26 (Alternative Minimum Tax)	8/21 at 100.00	BB	1,113,308
1,000	5.000%, 8/01/31 (Alternative Minimum Tax)	8/21 at 100.00	BB	1,069,810
840	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/46 (Alternative Minimum Tax)	7/24 at 100.00	BBB	927,226
12      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Refunding Series 2013B:
$ 1,245	5.000%, 4/01/31 (Alternative Minimum Tax)	4/23 at 100.00	A-	$1,365,391
500	5.000%, 4/01/32 (Alternative Minimum Tax)	4/23 at 100.00	A-	547,010
1,305	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Series 2008, 5.125%, 4/01/38 – AGC Insured (Alternative Minimum Tax)	4/18 at 100.00	AA	1,329,756
610	Virgin Islands Port Authority, Marine Revenue Bonds, Refunding Series 2014A, 5.000%, 9/01/33 (Alternative Minimum Tax)	9/24 at 100.00	BBB	641,409
19,075	Total Transportation			20,855,219
	U.S. Guaranteed – 7.9% (5)
500	Caddo-Bossier Parishes Port Commission, Louisiana, Utility Revenue Bonds, Refunding Series 2011, 5.125%, 4/01/37 (Pre-refunded 4/01/21)	4/21 at 100.00	A (5)	571,850
2,000	Guam Government, General Obligation Bonds, Series 2007A, 5.000%, 11/15/23 (Pre-refunded 11/15/17)	11/17 at 100.00	BB- (5)	2,017,520
1,220	Jefferson Parish Hospital District1, Louisiana, Hospital Revenue Bonds, West Jefferson Medical Center, Refunding Series 2011A, 6.000%, 1/01/39 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (5)	1,417,286
1,500	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin' Cajun Facilities Inc. Housing & Parking Project, Series 2010, 5.250%, 10/01/30 (Pre-refunded 10/01/20) – AGM Insured	10/20 at 100.00	AA (5)	1,693,320
1,850	Lafayette, Louisiana, Sales Tax Revenue Bonds, Public Improvements, Series 2011, 5.000%, 3/01/36 (Pre-refunded 3/01/21)	3/21 at 100.00	AA (5)	2,103,247
1,000	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2012, 5.000%, 6/01/24 (Pre-refunded 6/01/22) – AGM Insured	6/22 at 100.00	AA (5)	1,178,690
100	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Womans Hospital Foundation Project, Series 2010A, 6.000%, 10/01/44 (Pre-refunded 10/01/20)	10/20 at 100.00	A (5)	115,226
1,500	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady of Health System Project, Series 2009, 6.750%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	A (5)	1,658,595
1,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Second Lien Series 2010B, 5.000%, 5/01/37 (Pre-refunded 5/01/20) (UB)	5/20 at 100.00	AA (5)	1,106,290
10,670	Total U.S. Guaranteed			11,862,024
	Utilities – 4.9%
1,500	Louisiana Energy and Power Authority, Power Project Revenue Bonds, LEPA Unit 1, Series 2013A, 5.250%, 6/01/38 – AGM Insured	6/23 at 100.00	AA	1,713,555
2,500	Louisiana Public Facilities Authority, Revenue Bonds, Cleco Power LLC Project, Series 2008, 4.250%, 12/01/38	5/23 at 100.00	A3	2,595,250
2,130	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20	No Opt. Call	Caa1	1,043,444
1,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23	No Opt. Call	Caa1	494,880
310	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2005A, 3.750%, 12/01/40 (Mandatory Put 7/01/20)	No Opt. Call	Caa1	151,863
1,000	Saint Tammany Parish, Louisiana, Utilities Revenue Bonds, Series 2010B, 5.000%, 8/01/40	8/20 at 100.00	AA-	1,094,750
NUVEEN      13

Nuveen Louisiana Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$ 500	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B, 5.000%, 7/01/31	11/17 at 100.00	BB-	$ 260,840
8,940	Total Utilities			7,354,582
	Water and Sewer – 9.5%
1,000	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2014B, 5.000%, 2/01/39	2/25 at 100.00	AA	1,155,080
565	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	A-	609,720
1,000	Kenner Consolidated Sewer District, Louisiana, Sewer Revenue Bonds, Series 2011, 5.000%, 11/01/36 – AGM Insured	11/21 at 100.00	AA	1,106,870
1,500	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Sewerage Commission Projects, Subordinate Lien Series 2014A, 5.000%, 2/01/39	2/24 at 100.00	AA-	1,708,620
1,500	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 4.250%, 6/01/34	6/24 at 100.00	A	1,589,265
1,315	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015, 5.000%, 6/01/40	6/25 at 100.00	A	1,494,629
200	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/34	12/24 at 100.00	A-	228,540
2,000	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Series 2016B, 5.000%, 12/01/41 – BAM Insured	12/26 at 100.00	AA	2,312,180
2,000	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Series 2017A, 5.000%, 12/01/41 – AGM Insured	12/27 at 100.00	AA	2,341,000
1,500	Terrebonne Parish Waterworks District 1, Louisiana, Water Revenue Bonds, Series 2012A, 5.000%, 11/01/37	11/22 at 100.00	AA-	1,675,260
12,580	Total Water and Sewer			14,221,164

$ 136,000	Total Long-Term Investments (cost $140,183,625)			146,362,147
	Floating Rate Obligations – (0.5)%			(750,000)
	Other Assets Less Liabilities – 2.6%			3,857,858
	Net Assets – 100%			$ 149,470,005
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
14      NUVEEN

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$146,362,147	$ —	$146,362,147
Income Tax Information
The following information is presented on a federal income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of August 31, 2017, the cost of investments was $139,234,423.
Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2017, were as follows:
Gross unrealized:
Appreciation	$ 8,691,259
Depreciation	(2,313,535)
Net unrealized appreciation (depreciation) of investments	$ 6,377,724
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating.This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rates, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
NUVEEN      15

Nuveen North Carolina Municipal Bond Fund
Portfolio of Investments	August 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 101.5%
	MUNICIPAL BONDS – 101.5%
	Education and Civic Organizations – 14.1%
$ 1,000	Board of Governors of the University of North Carolina, Winston-Salem State University General Revenue Bonds, Series 2013, 5.000%, 4/01/33	4/22 at 100.00	A-	$1,091,740
2,595	East Carolina University, North Carolina, General Revenue Bonds, Series 2014A, 5.000%, 10/01/41	10/23 at 100.00	Aa2	2,987,416
2,000	East Carolina University, North Carolina, General Revenue Bonds, Series 2016A, 5.000%, 10/01/29	4/26 at 100.00	Aa2	2,419,700
1,930	North Carolina Agricultural & Technical State University, General Revenue Bonds, Series 2013, 5.000%, 10/01/37	10/21 at 100.00	A1	2,157,721
4,500	North Carolina Agricultural and Technical State University, General Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/40	10/25 at 100.00	A1	5,134,725
2,000	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Davidson College, Series 2014, 5.000%, 3/01/45	3/22 at 100.00	AA+	2,263,420
11,420	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Series 2015 A, 5.000%, 10/01/55	10/25 at 100.00	AA+	13,119,068
	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Refunding Series 2016:
800	4.000%, 6/01/33	6/26 at 100.00	BBB	836,648
685	4.000%, 6/01/34	6/26 at 100.00	BBB	706,420
1,145	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Series 2008A, 6.000%, 6/01/31	6/18 at 100.00	BBB	1,174,026
4,330	North Carolina Capital Facilities Financing Agency, Educational Facility Revenue Bonds, Wake Forest University, Refunding Series 2016, 5.000%, 1/01/33	7/26 at 100.00	AA	5,179,286
	North Carolina Central University, General Revenue Bonds, Refunding Series 2016:
3,140	5.000%, 10/01/26	4/26 at 100.00	A3	3,781,282
3,215	5.000%, 10/01/27	4/26 at 100.00	A3	3,830,994
2,750	North Carolina State University at Raleigh, General Revenue Bonds, Series 2013A, 5.000%, 10/01/42	10/23 at 100.00	Aa1	3,181,035
5,000	University of North Carolina, Asheville, General Revenue Bonds, Refunding Series 2017, 5.000%, 6/01/42	6/26 at 100.00	A1	5,739,450
	University of North Carolina, Chapel Hill, Utilities System Revenue Refunding Bonds, Series 1997:
4,265	0.000%, 8/01/18	No Opt. Call	Aaa	4,231,648
2,750	0.000%, 8/01/20	No Opt. Call	Aaa	2,666,097
4,590	University of North Carolina, Charlotte, General Revenue Bonds, Refunding Series 2015, 5.000%, 4/01/45	4/25 at 100.00	Aa3	5,248,573
1,975	University of North Carolina, Charlotte, General Revenue Bonds, Series 2014, 5.000%, 4/01/31	4/24 at 100.00	Aa3	2,326,747
16      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	University of North Carolina, Greensboro, General Revenue Bonds, Series 2014:
$ 1,085	5.000%, 4/01/32	4/24 at 100.00	Aa3	$1,284,098
2,070	5.000%, 4/01/39	4/24 at 100.00	Aa3	2,410,970
63,245	Total Education and Civic Organizations			71,771,064
	Health Care – 13.6%
2,900	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2009A, 5.250%, 1/15/39	1/19 at 100.00	AA-	3,055,034
1,615	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2012A, 5.000%, 1/15/31	1/22 at 100.00	AA-	1,816,827
	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2016A:
3,000	5.000%, 1/15/36	1/26 at 100.00	AA-	3,470,040
1,685	5.000%, 1/15/40	1/26 at 100.00	AA-	1,934,161
3,030	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Series 2011A, 5.125%, 1/15/37	1/21 at 100.00	AA-	3,394,055
1,800	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center, Series 2017, 5.000%, 10/01/47	10/27 at 100.00	A+	2,068,938
3,750	North Carolina Medical Care Commission Health Care Facilities Revenue Bonds Novant Health Inc., Series 2010A, 5.250%, 11/01/40	11/20 at 100.00	AA-	4,163,550
2,770	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Blue Ridge HealthCare, Refunding Series 2010A, 5.000%, 1/01/36	1/20 at 100.00	A	2,925,286
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Cape Fear Valley Health System, Refunding Series 2012A:
2,200	5.000%, 10/01/25	10/22 at 100.00	A-	2,505,470
2,300	5.000%, 10/01/26	10/22 at 100.00	A-	2,598,632
555	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Refunding Series 2016A, 5.000%, 6/01/28	No Opt. Call	AA	699,444
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Series 2012A:
750	5.000%, 6/01/32	6/22 at 100.00	AA	848,543
380	5.000%, 6/01/35	6/22 at 100.00	AA	427,910
3,000	5.000%, 6/01/42	6/22 at 100.00	AA	3,349,500
2,950	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Rex Healthcare, Series 2015A, 5.000%, 7/01/44	7/25 at 100.00	AA-	3,317,393
5,860	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Vidant Health, Refunding Series 2015, 5.000%, 6/01/40	6/25 at 100.00	A+	6,617,229
2,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Wake Forest Baptist Obligated Group, Series 2012A, 5.000%, 12/01/45	12/22 at 100.00	A	2,255,000
5,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed, Refunding Series 2012A, 5.000%, 10/01/27	10/22 at 100.00	A+	5,783,050
NUVEEN      17

Nuveen North Carolina Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission Health Combined Group, Refunding Series 2017:
$ 1,290	5.000%, 10/01/31	10/27 at 100.00	AA-	$1,563,029
1,000	5.000%, 10/01/33	10/27 at 100.00	AA-	1,199,870
1,150	5.000%, 10/01/34	10/27 at 100.00	AA-	1,374,239
2,500	5.000%, 10/01/36	10/27 at 100.00	AA-	2,970,525
	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Scotland Memorial Hospital, Series 1999:
245	5.500%, 10/01/19 – RAAI Insured	10/17 at 100.00	AA	245,982
1,385	5.500%, 10/01/29 – RAAI Insured	10/17 at 100.00	AA	1,389,681
2,000	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical Center, Refunding Series 2012, 5.000%, 6/01/32	6/22 at 100.00	A	2,222,560
7,040	North Carolina Medical Care Commission, Revenue Bonds, Hugh Chatham Memorial Hospital, Series 2007, 5.000%, 8/01/35 – NPFG Insured	11/17 at 100.00	A	7,057,670
62,155	Total Health Care			69,253,618
	Housing/Single Family – 0.4%
2,155	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2011-1, 4.500%, 1/01/28	1/21 at 100.00	AA	2,284,149
	Long-Term Care – 0.4%
1,145	North Carolina Medical Care Commission, Revenue Bonds, United Methodist Retirement Homes Inc., Refunding Series 2013A, 5.000%, 10/01/33	10/23 at 100.00	N/R	1,187,777
	North Carolina Medical Care Commission, Revenue Bonds, United Methodist Retirement Homes Inc., Refunding Series 2016A:
550	5.000%, 10/01/30	10/26 at 100.00	BBB	632,280
225	5.000%, 10/01/31	10/26 at 100.00	BBB	257,463
1,920	Total Long-Term Care			2,077,520
	Tax Obligation/General – 7.2%
	Charlotte, North Carolina, General Obligation Bonds, Refunding Series 2016A:
1,000	5.000%, 7/01/28	7/26 at 100.00	AAA	1,241,330
1,850	5.000%, 7/01/29	7/26 at 100.00	AAA	2,279,644
1,250	5.000%, 7/01/30	7/26 at 100.00	AAA	1,532,375
	Davidson County, North Carolina, General Obligation Bonds, Refunding Series 2016:
300	5.000%, 6/01/25	No Opt. Call	AA	373,716
1,150	5.000%, 6/01/26	No Opt. Call	AA	1,450,932
1,000	5.000%, 6/01/28	6/26 at 100.00	AA-	1,231,640
1,795	5.000%, 6/01/30	6/26 at 100.00	AA-	2,178,538
1,000	Durham County, North Carolina, General Obligation Bonds, Refunding Series 2016, 5.000%, 10/01/28	10/26 at 100.00	AAA	1,251,570
1,500	Forsyth County, North Carolina, General Obligation Bonds, Limited Obligation Series 2009, 5.000%, 4/01/30	4/20 at 100.00	AA+	1,640,130
4,000	North Carolina State, General Obligation Bonds, Refunding Series 2016A, 5.000%, 6/01/25	No Opt. Call	AAA	5,004,640
18      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 11,570	North Carolina State, General Obligation Bonds, Series 2015A, 5.000%, 6/01/24 (UB) (4)	No Opt. Call	AAA	$14,261,760
2,000	Raleigh, North Carolina, General Obligation Bonds, Refunding Series 2016A, 5.000%, 9/01/26	No Opt. Call	AAA	2,545,420
1,260	Sampson County Water & Sewer District II, North Carolina, General Obligation Bonds, Refunding Series 2015, 5.000%, 6/01/40	6/25 at 100.00	A1	1,431,184
29,675	Total Tax Obligation/General			36,422,879
	Tax Obligation/Limited – 9.9%
	Asheville, North Carolina, Limited Obligation Bonds, Series 2012:
300	5.000%, 4/01/30	4/22 at 100.00	AA+	340,779
350	5.000%, 4/01/32	4/22 at 100.00	AA+	396,176
	Buncombe County, North Carolina, Limited Obligation Bonds, Refunding Series 2015:
1,250	5.000%, 6/01/33	6/25 at 100.00	AA+	1,467,925
1,375	5.000%, 6/01/35	6/25 at 100.00	AA+	1,604,171
2,505	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/39	12/24 at 100.00	AAA	2,963,365
1,000	Cumberland County, North Carolina, Limited Obligation Bonds, Refunding Series 2017, 5.000%, 11/01/23	No Opt. Call	AA	1,208,770
	Duplin County, North Carolina, Limited Obligation Bonds, County Water Districts, Series 2016:
1,545	5.000%, 4/01/32	4/26 at 100.00	A+	1,815,591
1,000	5.000%, 4/01/34	4/26 at 100.00	A+	1,160,180
1,265	Durham Capital Financing Corporation, Durham County, North Carolina, Limited Obligation Bonds, Refunding Series 2016, 5.000%, 12/01/30	12/26 at 100.00	AA+	1,542,490
787	Hillsborough, North Carolina, Special Assessment Revenue Bonds, Series 2013, 7.750%, 2/01/24	2/23 at 100.00	N/R	829,057
	Mooresville, North Carolina, Special Assessment Revenue Bonds, Series 2015:
855	4.375%, 3/01/25	No Opt. Call	N/R	862,353
1,600	5.375%, 3/01/40	3/25 at 100.00	N/R	1,620,384
3,000	North Carolina State, Limited Obligation Bonds, Refunding Series 2017B, 5.000%, 5/01/28	5/27 at 100.00	AA+	3,768,450
	North Carolina Turnpike Authority, Monroe Connector System State Appropriation Bonds, Series 2011:
1,810	5.000%, 7/01/29	7/21 at 100.00	AA	2,073,500
9,375	5.000%, 7/01/36	7/21 at 100.00	AA	10,490,531
500	5.000%, 7/01/41	7/21 at 100.00	AA	559,495
1,000	Onslow County, North Carolina, Limited Obligation Bonds, Series 2016, 5.000%, 10/01/27	10/26 at 100.00	AA-	1,228,910
	Raleigh, North Carolina, Limited Obligation Bonds, Series 2014A:
455	5.000%, 10/01/33	10/24 at 100.00	AA+	542,405
750	5.000%, 10/01/34	10/24 at 100.00	AA+	890,820
1,000	Rocky Mount, North Carolina, Special Obligation Bonds, Series 2016, 5.000%, 5/01/29	5/26 at 100.00	AA+	1,206,400
3,570	Sampson Area Development Corporation County of Sampson, North Carolina Refunding Limited Obligation Bonds Series 2017, 5.000%, 9/01/40 (WI/DD, Settling 9/13/17)	9/27 at 100.00	A1	4,181,113
NUVEEN      19

Nuveen North Carolina Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 2,950	Sampson Area Development Corporation, Sampson County, North Carolina, Installment Payment Revenue Bonds, Series 2010, 5.250%, 6/01/24 – AGM Insured	No Opt. Call	AA	$3,447,252
2,445	Sampson County, North Carolina, Limited Obligation Bonds, Refunding Series 2015, 5.000%, 12/01/35	12/25 at 100.00	A1	2,846,518
1,000	Wilmington, North Carolina, Limited Obligation Bonds, Refunding Series 2016, 5.000%, 6/01/30	6/26 at 100.00	AA+	1,208,390
225	Wilmington, North Carolina, Storm Water Fee Revenue Bonds, Series 2007, 5.000%, 6/01/33 – AMBAC Insured	11/17 at 100.00	AA+	225,738
1,635	Wilson, North Carolina, Certificates of Participation, Public Facilities, Series 2007A, 5.000%, 5/01/25 – AGC Insured	11/17 at 100.00	AA	1,640,314
43,547	Total Tax Obligation/Limited			50,121,077
	Transportation – 19.5%
6,000	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding Series 2010A, 5.500%, 7/01/34	7/20 at 100.00	Aa3	6,633,240
10,280	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding Series 2010B, 5.375%, 7/01/28 (Alternative Minimum Tax)	7/20 at 100.00	Aa3	11,321,981
	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2014A:
4,000	5.000%, 7/01/32	7/24 at 100.00	Aa3	4,737,520
4,935	5.000%, 7/01/34	7/24 at 100.00	Aa3	5,800,254
8,610	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2017A, 5.000%, 7/01/47	7/27 at 100.00	Aa3	10,170,046
	North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot Lanes Project, Series 2015:
1,500	5.000%, 12/31/37 (Alternative Minimum Tax)	6/25 at 100.00	BBB-	1,630,950
11,170	5.000%, 6/30/54 (Alternative Minimum Tax)	6/25 at 100.00	BBB-	11,878,736
3,800	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010A, 5.250%, 2/01/40	2/20 at 100.00	A3	4,115,324
25	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010B, 5.000%, 2/01/29	2/20 at 100.00	A3	26,885
	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Capital Appreciation Series 2017C:
865	0.000%, 7/01/27	7/26 at 96.08	BBB-	623,518
880	0.000%, 7/01/29	7/26 at 87.76	BBB-	556,230
175	0.000%, 7/01/32	7/26 at 75.72	BBB-	91,709
1,500	0.000%, 7/01/34	7/26 at 68.37	BBB-	700,020
2,905	0.000%, 7/01/35	7/26 at 64.91	BBB-	1,277,125
3,735	0.000%, 7/01/38	7/26 at 55.68	BBB-	1,387,926
3,995	0.000%, 7/01/39	7/26 at 52.96	BBB-	1,408,397
2,385	0.000%, 7/01/40	7/26 at 50.36	BBB-	798,212
1,200	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Series 2017A, 5.000%, 7/01/47	7/26 at 100.00	BBB-	1,332,816
1,000	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Senior Lien Series 2017, 5.000%, 1/01/31 – AGM Insured	1/27 at 100.00	AA	1,190,420
20      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien Series 2009B:
$ 70	0.000%, 1/01/34 – AGC Insured	No Opt. Call	AA	$39,467
3,760	0.000%, 1/01/35 – AGC Insured	No Opt. Call	AA	2,009,156
21,205	0.000%, 1/01/36 – AGC Insured	No Opt. Call	AA	10,773,412
20,150	0.000%, 1/01/37 – AGC Insured	No Opt. Call	AA	9,940,801
15,615	0.000%, 1/01/38 – AGC Insured	No Opt. Call	AA	7,369,812
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2010A:
1,000	5.000%, 5/01/26	5/20 at 100.00	Aa3	1,105,920
1,675	5.000%, 5/01/36	5/20 at 100.00	Aa3	1,825,666
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2015A:
225	5.000%, 5/01/29	5/25 at 100.00	Aa3	266,895
300	5.000%, 5/01/30	5/25 at 100.00	Aa3	353,247
132,960	Total Transportation			99,365,685
	U.S. Guaranteed – 23.9% (5)
	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series 2007:
3,005	5.250%, 10/01/27 (Pre-refunded 10/01/17)	10/17 at 100.00	N/R (5)	3,016,329
2,275	5.250%, 10/01/38 (Pre-refunded 10/01/17)	10/17 at 100.00	N/R (5)	2,283,577
7,900	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%, 4/01/31 (Pre-refunded 4/01/18) – AGM Insured	4/18 at 100.00	AA (5)	8,098,054
5,140	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Series 2008, 5.000%, 8/01/35 (Pre-refunded 8/01/18)	8/18 at 100.00	AA+ (5)	5,339,483
	Charlotte Housing Authority, North Carolina, Capital Fund Program Revenue Bonds, Strawn and Parktowne Rehabilitation Project, Series 2011:
295	4.550%, 12/01/31 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (5)	335,391
2,705	4.550%, 12/01/31 (Pre-refunded 12/01/21)	12/21 at 100.00	A+ (5)	3,091,058
5,000	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2014A, 5.000%, 7/01/33 (Pre-refunded 7/01/24)	7/24 at 100.00	Aa3 (5)	5,897,500
3,050	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Series 2008A, 5.000%, 1/15/47 (Pre-refunded 1/15/18)	1/18 at 100.00	AA- (5)	3,098,770
250	Dare County, North Carolina, Utilities System Revenue Bonds, Series 2011, 5.000%, 2/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	AA (5)	283,865
6,400	Durham, North Carolina, Utility System Revenue Bonds, Refunding Series 2011, 5.000%, 6/01/41 (Pre-refunded 6/01/21)	6/21 at 100.00	AAA	7,339,776
1,000	Fayetteville Public Works Commission, North Carolina, Revenue Bonds, Series 2009B, 5.000%, 3/01/35 (Pre-refunded 3/01/19)	3/19 at 100.00	AA (5)	1,061,420
	Harnett County, North Carolina, Certificates of Participation, Series 2007A:
2,770	5.000%, 12/01/23 (Pre-refunded 12/01/17) – AGM Insured	12/17 at 100.00	AA (5)	2,799,528
1,520	5.000%, 12/01/24 (Pre-refunded 12/01/17) – AGM Insured	12/17 at 100.00	AA (5)	1,536,203
NUVEEN      21

Nuveen North Carolina Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$ 2,080	High Point, North Carolina, Combined Enterprise System Revenue Bonds, Series 2008, 5.000%, 11/01/33 (Pre-refunded 11/01/18) – AGM Insured	11/18 at 100.00	AAA	$2,181,878
3,180	Johnston Memorial Hospital Authority, North Carolina, Mortgage Revenue Bonds, Johnston Memorial Hospital Project, Series 2008A, 5.250%, 10/01/36 (Pre-refunded 4/01/18) – AGM Insured	4/18 at 100.00	AA (5)	3,263,602
3,875	Monroe, North Carolina, Combined Enterprise System Revenue Bonds, Series 2008A, 5.000%, 3/01/33 (Pre-refunded 3/01/18) – AGC Insured	3/18 at 100.00	AA (5)	3,958,119
2,445	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center, Series 2006B, 5.125%, 10/01/31 (Pre-refunded 10/01/19) – AGM Insured	10/19 at 100.00	AA (5)	2,657,715
1,005	North Carolina Capital Facilities Finance Agency, General Revenue Bonds, Duke University, Series 2009B, 5.000%, 10/01/38 (Pre-refunded 4/01/19)	4/19 at 100.00	AA+ (5)	1,070,536
	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Series 2008A:
35	6.000%, 6/01/31 (Pre-refunded 6/01/18)	6/18 at 100.00	N/R (5)	36,373
60	6.125%, 6/01/35 (Pre-refunded 6/01/18)	6/18 at 100.00	BBB (5)	62,410
3,000	North Carolina Capital Facilities Financing Agency, Educational Facility Revenue Bonds, Wake Forest University, Series 2009, 5.000%, 1/01/38 (Pre-refunded 1/01/19)	1/19 at 100.00	AA (5)	3,165,510
1,020	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1991A, 6.500%, 1/01/18 (ETM)	No Opt. Call	Aaa	1,039,788
5,320	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1993, 6.000%, 1/01/18 – AMBAC Insured (ETM)	No Opt. Call	AAA	5,414,377
	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1993B:
15	6.000%, 1/01/22 – NPFG Insured (ETM)	No Opt. Call	A3 (5)	18,102
520	6.000%, 1/01/22 – RAAI Insured (ETM)	No Opt. Call	AA (5)	627,526
310	6.000%, 1/01/26 (ETM)	No Opt. Call	AAA	413,441
340	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 2008A, 5.000%, 1/01/23 (Pre-refunded 1/01/18)	1/18 at 100.00	AAA	344,879
5,700	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2009B, 5.000%, 1/01/26 (Pre-refunded 1/01/19)	1/19 at 100.00	AAA	6,015,267
6,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Series 2010A, 5.000%, 6/01/42 (Pre-refunded 6/01/20)	6/20 at 100.00	AA (5)	6,660,240
3,580	North Carolina Medical Care Commission, Hospital Revenue Bonds, Wilson Medical Center, Series 2007, 5.000%, 11/01/20 (Pre-refunded 11/01/17)	11/17 at 100.00	N/R (5)	3,605,525
995	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/30 (Pre-refunded 1/01/19)	1/19 at 100.00	AAA	1,049,755
2,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2008C, 5.250%, 1/01/20 (Pre-refunded 1/01/18)	1/18 at 100.00	AAA	2,030,700
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A:
245	5.250%, 1/01/23 (Pre-refunded 1/01/19) – AGC Insured	1/19 at 100.00	AA (5)	259,225
115	5.125%, 1/01/24 (Pre-refunded 1/01/19) – AGC Insured	1/19 at 100.00	AA (5)	121,487
50	5.375%, 1/01/26 (Pre-refunded 1/01/19) – AGC Insured	1/19 at 100.00	AA (5)	52,986
10,710	5.750%, 1/01/39 (Pre-refunded 1/01/19) – AGC Insured	1/19 at 100.00	AA (5)	11,402,723
22      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$ 750	Northern Hospital District Surry County, North Carolina, Health Care Facilities Revenue Bonds, Series 2008, 6.250%, 10/01/38 (Pre-refunded 4/01/18)	4/18 at 100.00	BBB (5)	$773,940
4,000	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%, 6/01/33 (Pre-refunded 6/01/18) – NPFG Insured	6/18 at 100.00	A+ (5)	4,126,800
	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009:
500	5.750%, 6/01/26 (Pre-refunded 6/01/19)	6/19 at 100.00	AA (5)	542,505
3,500	6.000%, 6/01/34 (Pre-refunded 6/01/19) – AGC Insured	6/19 at 100.00	AA (5)	3,812,725
1,500	6.000%, 6/01/36 (Pre-refunded 6/01/19) – AGC Insured	6/19 at 100.00	AA (5)	1,634,025
	Pitt County, North Carolina, Certificates of Participation, Jail Facilities Project, Series 2007:
1,265	5.000%, 4/01/25 (Pre-refunded 4/01/18) – NPFG Insured	4/18 at 100.00	Aa2 (5)	1,296,562
1,175	5.000%, 4/01/26 (Pre-refunded 4/01/18) – NPFG Insured	4/18 at 100.00	Aa2 (5)	1,204,316
1,395	5.000%, 4/01/27 (Pre-refunded 4/01/18) – NPFG Insured	4/18 at 100.00	Aa2 (5)	1,429,805
1,240	5.000%, 4/01/28 (Pre-refunded 4/01/18) – NPFG Insured	4/18 at 100.00	Aa2 (5)	1,270,938
1,300	University of North Carolina, Greensboro, General Revenue Bonds, Series 2009A, 5.000%, 4/01/34 (Pre-refunded 4/01/19) – AGC Insured	4/19 at 100.00	AA (5)	1,384,773
2,115	Wake County, North Carolina, Limited Obligation Bonds, Series 2010, 5.000%, 1/01/37 (Pre-refunded 1/01/20)	1/20 at 100.00	AA+ (5)	2,314,233
1,975	Wilmington, North Carolina, Certificates of Participation, Series 2008A, 5.000%, 6/01/33 (Pre-refunded 6/01/18)	6/18 at 100.00	AA+ (5)	2,037,766
114,625	Total U.S. Guaranteed			121,461,506
	Utilities – 0.5%
1,000	Concord, North Carolina, Utilities Systems Revenue Bonds, Refunding Series 2016, 5.000%, 12/01/33	6/26 at 100.00	Aa2	1,181,560
405	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/30	1/19 at 100.00	A	425,290
740	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/30	7/26 at 100.00	A	889,695
2,145	Total Utilities			2,496,545
	Water and Sewer – 12.0%
1,465	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2012A, 5.000%, 4/01/28	4/22 at 100.00	AA-	1,694,097
1,215	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Refunding Series 2014A, 5.000%, 6/01/40	6/24 at 100.00	AA+	1,418,148
3,600	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Refunding Series 2016, 5.000%, 8/01/28	8/26 at 100.00	AA+	4,451,148
	Carolina Beach, North Carolina, Enterprise Systems Revenue Bonds, Series 2016:
1,000	5.000%, 6/01/26	No Opt. Call	Aa3	1,245,160
2,605	4.000%, 6/01/41	6/26 at 100.00	Aa3	2,758,773
	Cary, North Carolina, Combined Enterprise System Revenue Bonds, Series 2017:
400	4.000%, 12/01/38	12/26 at 100.00	AAA	436,168
1,700	5.000%, 12/01/41	12/26 at 100.00	AAA	2,027,301
NUVEEN      23

Nuveen North Carolina Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2015:
$ 940	5.000%, 7/01/32	7/25 at 100.00	AAA	$1,128,414
2,325	5.000%, 7/01/40	7/25 at 100.00	AAA	2,750,614
1,075	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2008, 5.000%, 7/01/38	7/18 at 100.00	AAA	1,111,088
2,350	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B, 5.000%, 7/01/38	7/20 at 100.00	AAA	2,594,541
	County of Union, North Carolina, Enterprise Systems Revenue Bonds, Series 2017:
400	5.000%, 6/01/24	No Opt. Call	AA+	491,492
400	5.000%, 6/01/28	6/27 at 100.00	AA+	504,628
	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2017B:
1,815	5.000%, 12/01/26	No Opt. Call	AAA	2,304,396
1,000	5.000%, 12/01/27	No Opt. Call	AAA	1,283,960
2,535	5.000%, 12/01/28	12/27 at 100.00	AAA	3,227,334
1,000	High Point, North Carolina, Combined Enterprise System Revenue Bonds, Series 2014, 5.000%, 11/01/39	11/24 at 100.00	AAA	1,178,150
600	Jacksonville City, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2016, 5.250%, 5/01/29	No Opt. Call	Aa3	772,866
1,000	Metropolitan Sewerage District of Buncombe County, North Carolina, Sewerage System Revenue Bonds, Series 2014, 5.000%, 7/01/39	7/24 at 100.00	Aaa	1,170,490
	Oak Island, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2015:
3,185	5.000%, 6/01/34 – AGM Insured	6/25 at 100.00	AA	3,674,789
3,345	5.000%, 6/01/35 – AGM Insured	6/25 at 100.00	AA	3,844,308
	Oak Island, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2017:
1,215	5.000%, 6/01/27 – AGM Insured	No Opt. Call	AA	1,504,632
1,335	5.000%, 6/01/28 – AGM Insured	6/27 at 100.00	AA	1,637,818
1,000	5.000%, 6/01/33 – AGM Insured	6/27 at 100.00	AA	1,194,070
	Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2016:
600	5.000%, 12/01/25	No Opt. Call	Aa3	746,130
940	5.000%, 12/01/28	12/26 at 100.00	Aa3	1,155,260
1,450	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2012A, 5.000%, 3/01/30	3/22 at 100.00	AAA	1,673,503
5,000	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2013A, 5.000%, 3/01/31	3/23 at 100.00	AAA	5,880,100
	Union County, North Carolina, Enterprise System Revenue Bonds, Series 2015:
1,020	5.000%, 6/01/31	12/25 at 100.00	AA+	1,218,227
500	5.000%, 6/01/32	12/25 at 100.00	AA+	594,695
24      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2016A:
$ 1,150	5.000%, 6/01/25	No Opt. Call	AAA	$1,432,187
2,800	5.000%, 6/01/26	No Opt. Call	AAA	3,529,036
365	5.000%, 6/01/29	6/26 at 100.00	AAA	449,224
51,330	Total Water and Sewer			61,082,747

$ 503,757	Total Long-Term Investments (cost $484,507,227)			516,336,790
	Floating Rate Obligations – (1.8)%			(9,255,000)
	Other Assets Less Liabilities – 0.3%			1,431,830
	Net Assets – 100%			$ 508,513,620
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$516,336,790	$ —	$516,336,790
Income Tax Information
The following information is presented on a federal income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of August 31, 2017, the cost of investments was $475,156,038.
Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2017, were as follows:
Gross unrealized:
Appreciation	$32,707,008
Depreciation	(781,274)
Net unrealized appreciation (depreciation) of investments	$31,925,734
NUVEEN      25

Nuveen North Carolina Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2017 (Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating.This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
ETM	Escrowed to maturity.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
26      NUVEEN

Nuveen Tennessee Municipal Bond Fund
Portfolio of Investments	August 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 104.7%
	MUNICIPAL BONDS – 104.7%
	Education and Civic Organizations – 6.5%
$ 3,500	Claiborne County Industrial Development Board, Tennessee, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2010, 6.125%, 10/01/40	10/20 at 100.00	N/R	$3,724,035
	Claiborne County, Tennessee, Industrial Development Board, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2009:
900	6.125%, 10/01/29	10/19 at 100.00	N/R	943,983
1,090	6.375%, 10/01/34	10/19 at 100.00	N/R	1,145,448
1,740	6.625%, 10/01/39	10/19 at 100.00	N/R	1,834,987
900	Franklin County Health and Educational Facilities Board, Tennessee, Revenue Bonds, University of the South, Refunding & Improvement Series 2014, 5.000%, 9/01/29	9/22 at 100.00	A+	1,018,854
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
660	5.000%, 11/01/27	11/21 at 100.00	A	727,030
1,300	5.000%, 11/01/28	11/21 at 100.00	A	1,427,348
1,295	5.000%, 11/01/29	11/21 at 100.00	A	1,417,015
1,495	5.000%, 11/01/30	11/21 at 100.00	A	1,631,957
710	5.000%, 11/01/31	11/21 at 100.00	A	773,339
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Lipscomb University, Refunding & Improvement Series 2016A:
610	5.000%, 10/01/30	10/26 at 100.00	BBB	708,070
640	5.000%, 10/01/31	10/26 at 100.00	BBB	739,443
670	5.000%, 10/01/32	10/26 at 100.00	BBB	771,237
705	5.000%, 10/01/33	10/26 at 100.00	BBB	806,717
745	5.000%, 10/01/34	10/26 at 100.00	BBB	848,697
780	5.000%, 10/01/35	10/26 at 100.00	BBB	885,284
1,065	5.000%, 10/01/41	10/26 at 100.00	BBB	1,198,945
1,695	5.000%, 10/01/45	10/26 at 100.00	BBB	1,901,129
515	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Rocketship Education Project, Series 2017E, 5.375%, 6/01/52	6/26 at 100.00	N/R	525,949
1,250	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University, Refunding Series 2012D, 5.000%, 10/01/30	10/22 at 100.00	AAA	1,457,175
3,525	Shelby County Health, Educational and Housing Facility Board, Tennessee, Educational Facilities Revenue Bonds, Rhodes College, Series 2011, 5.500%, 8/01/40	8/21 at 100.00	A+	4,038,733
NUVEEN      27

Nuveen Tennessee Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Shelby County Health, Educational and Housing Facility Board, Tennessee, Educational Facilities Revenue Bonds, Rhodes College, Series 2015:
$ 700	5.000%, 8/01/40	8/25 at 100.00	A+	$796,929
1,000	5.000%, 8/01/45	8/25 at 100.00	A+	1,132,450
27,490	Total Education and Civic Organizations			30,454,754
	Health Care – 11.8%
1,010	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, Catholic Health Initiatives, Series 2008D, 6.250%, 10/01/33	10/18 at 100.00	BBB+	1,059,328
	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, Catholic Health Initiatives, Series 2013A:
1,500	5.000%, 1/01/33	1/23 at 100.00	BBB+	1,591,290
1,000	5.250%, 1/01/45	1/23 at 100.00	BBB+	1,059,450
	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2004:
1,520	5.000%, 10/01/18 – AGC Insured	No Opt. Call	AA	1,581,286
760	5.000%, 10/01/22 – AGM Insured	10/19 at 100.00	AA	823,832
	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2014A:
500	5.000%, 10/01/34	10/24 at 100.00	BBB+	555,285
1,575	5.000%, 10/01/44	10/24 at 100.00	BBB+	1,721,003
810	Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County General Hospital Project, Refunding & Improvement Series 2008, 5.750%, 4/01/41	4/18 at 100.00	A+	829,424
	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Refunding Series 2010A:
905	5.375%, 7/01/25	7/20 at 100.00	BBB+	991,600
200	5.625%, 7/01/30	7/20 at 100.00	BBB+	218,220
1,250	6.000%, 7/01/38	7/20 at 100.00	BBB+	1,364,950
1,000	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Series 2012A, 5.000%, 8/15/42	8/22 at 100.00	BBB+	1,074,750
4,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2016, 5.000%, 9/01/47	9/26 at 100.00	BBB+	4,433,080
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2017:
310	5.000%, 4/01/36	4/27 at 100.00	BBB+	349,187
2,000	4.000%, 4/01/36	4/27 at 100.00	BBB+	2,056,120
	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2016A:
2,955	5.000%, 1/01/36	1/27 at 100.00	A	3,370,887
4,000	5.000%, 1/01/42	1/27 at 100.00	A	4,511,400
28      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A:
$ 2,740	5.000%, 7/01/35	7/26 at 100.00	A3	$3,141,766
1,165	5.000%, 7/01/40	7/26 at 100.00	A3	1,322,322
5,000	5.000%, 7/01/46	7/26 at 100.00	A3	5,634,250
385	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2017A, 5.000%, 7/01/48	7/27 at 100.00	A3	436,890
10,000	Rutherford County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Ascension Health Group, Series 2010C, 5.000%, 11/15/40	11/19 at 100.00	AA+	10,720,200
5,000	Rutherford County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Ascension Health Group, Series 2012C, 5.000%, 11/15/47	11/21 at 100.00	AA+	5,576,000
1,000	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Methodist Le Bonheur Healthcare, Series 2012, 5.000%, 5/01/42	5/22 at 100.00	AA-	1,087,360
50,585	Total Health Care			55,509,880
	Housing/Multifamily – 4.6%
5,520	Hendersonville Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Hickory Pointe Project, Series 2010, 4.875%, 12/01/25	No Opt. Call	AA+	6,583,097
1,500	Kingsport Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Model City Apartments Project, Series 2009, 5.000%, 7/20/29	7/19 at 100.00	N/R	1,540,980
2,390	Knox County Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Eastowne Village Project, Refunding Series 2001, 4.000%, 6/01/31 (Mandatory Put 6/01/21)	6/18 at 102.00	N/R	2,481,394
1,395	McMinnville-Warren County Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Beersheba Heights Towers, Series 2009, 5.500%, 11/20/39	10/19 at 100.00	N/R	1,455,822
5,145	Metropolitan Government of Nashville & Davidson County Health and Educational Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Parkwood Villa Apartments Project, Series 2010, 4.600%, 3/01/40 (Mandatory Put 3/01/25)	3/20 at 100.00	AA+	5,440,837
	Rutherford County Health and Educational Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Spring Valley Apartments Project, Series 2010A:
500	5.125%, 10/01/30	10/20 at 100.00	BBB+	522,005
3,700	5.850%, 10/01/46	10/20 at 100.00	BBB+	3,923,036
20,150	Total Housing/Multifamily			21,947,171
	Housing/Single Family – 0.8%
535	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2009-1, 5.000%, 7/01/29	7/18 at 100.00	AA+	544,229
	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2011-1A:
2,970	4.350%, 7/01/22 (Alternative Minimum Tax)	1/21 at 100.00	AA+	3,205,402
10	4.500%, 7/01/23 (Alternative Minimum Tax)	1/21 at 100.00	AA+	10,654
3,515	Total Housing/Single Family			3,760,285
	Long-Term Care – 1.7%
1,000	Blount County Health and Educational Facilities Board, Tennessee, Revenue Refunding Bonds, Asbury, Inc., Series 2016A, 5.000%, 1/01/37	1/25 at 102.00	N/R	1,055,650
NUVEEN      29

Nuveen Tennessee Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Blakeford at Green Hills, Refunding & Improvement Series 2012:
$ 1,500	5.000%, 7/01/27	7/22 at 100.00	BBB	$1,638,945
1,340	5.000%, 7/01/32	7/22 at 100.00	BBB	1,431,683
1,210	5.000%, 7/01/37	7/22 at 100.00	BBB	1,277,324
1,100	Shelby County Health, Educational and Housing Facility Board, Tennessee, Residential Care Facility Mortgage Revenue Bonds, The Village at Germantown, Series 2014, 5.250%, 12/01/44	12/24 at 100.00	N/R	1,137,411
1,500	Shelby County Health, Educational and Housing Facility Board, Tennessee, Residential Care Facility Mortgage Revenue Bonds, The Village at Germantown, Series 2012, 5.250%, 12/01/42	12/22 at 100.00	N/R	1,540,680
7,650	Total Long-Term Care			8,081,693
	Tax Obligation/General – 16.2%
2,920	Blount County, Tennessee, General Obligation Bonds, Refunding Series 2016B, 5.000%, 6/01/33	6/26 at 100.00	Aa2	3,492,962
	Chattanooga, Tennessee, General Obligation Bonds, Refunding Series 2017B:
1,055	5.000%, 3/01/24	No Opt. Call	AAA	1,292,903
2,670	5.000%, 3/01/25	No Opt. Call	AAA	3,323,536
2,240	5.000%, 3/01/26	No Opt. Call	AAA	2,830,621
	Franklin Special School District, Williamson County, Tennessee, General Obligation Bonds, Refunding & Improvement Series 2016:
1,000	5.000%, 6/01/25	No Opt. Call	Aa1	1,249,850
1,075	5.000%, 6/01/27	6/25 at 100.00	Aa1	1,323,002
1,445	5.000%, 6/01/28	6/25 at 100.00	Aa1	1,769,272
1,000	5.000%, 6/01/30	6/25 at 100.00	Aa1	1,214,160
1,260	Franklin Special School District, Williamson County, Tennessee, Limited Tax School Bonds, Series 1999, 0.000%, 6/01/20	No Opt. Call	Aa1	1,221,079
4,000	Memphis, Tennessee, General Obligation Bonds, Refunding General Improvement Series 2011, 5.000%, 5/01/36	5/21 at 100.00	AA	4,480,880
2,000	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Improvement Series 2015C, 5.000%, 7/01/26	7/25 at 100.00	AA	2,468,940
585	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Refunding & Improvement Series 2010A, 5.000%, 7/01/25	7/20 at 100.00	AA	649,678
	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Refunding Series 2012:
1,150	5.000%, 7/01/22	No Opt. Call	AA	1,359,955
6,385	5.000%, 7/01/23	7/22 at 100.00	AA	7,514,443
2,000	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Refunding Series 2016, 5.000%, 1/01/33	7/26 at 100.00	AA	2,402,820
2,500	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Tender Option Bond Trust 2015-XF0224, 15.605%, 7/01/27 (IF)	7/23 at 100.00	AA	4,392,400
600	Montgomery County, Tennessee, General Obligation Bonds, School & Public Improvement Series 2011, 5.000%, 4/01/21	No Opt. Call	AA+	684,384
30      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Putnam County, Tennessee, General Obligation Bonds, Refunding School Series 2001:
$ 1,000	5.250%, 4/01/18 – FGIC Insured	No Opt. Call	Aa2	$1,026,380
2,960	5.250%, 4/01/19 – FGIC Insured	No Opt. Call	Aa2	3,165,602
2,645	5.250%, 4/01/20 – FGIC Insured	No Opt. Call	Aa2	2,936,691
3,050	Sumner County, Tennessee, General Obligation Bonds, Refunding Series 2011, 5.000%, 6/01/23	6/21 at 100.00	AA+	3,487,461
5,000	Tennessee State, General Obligation Bonds, Refunding Series 2014B, 5.000%, 9/01/26	9/24 at 100.00	AAA	6,145,050
5,000	Tennessee State, General Obligation Bonds, Series 2011A, 5.000%, 10/01/21	No Opt. Call	AAA	5,794,950
	Tennessee State, General Obligation Bonds, Series 2014A:
1,000	5.000%, 9/01/33	9/24 at 100.00	AAA	1,192,890
675	5.000%, 9/01/34	9/24 at 100.00	AAA	802,298
	Tennessee State, General Obligation Bonds, Series 2015A:
1,535	5.000%, 8/01/34	8/25 at 100.00	AAA	1,841,985
1,250	5.000%, 8/01/35	8/25 at 100.00	AAA	1,494,975
2,955	Tennessee State, General Obligation Bonds, Series 2016A, 5.000%, 8/01/24	No Opt. Call	AAA	3,653,562
1,435	Williamson County, Tennessee, General Obligation Bonds, Rural School, Series 2004, 5.000%, 4/01/18	No Opt. Call	Aaa	1,470,473
1,730	Wilson County, Tennessee, General Obligation Bonds, Refunding Series 2012, 5.000%, 4/01/23	4/22 at 100.00	AA+	2,019,377
64,120	Total Tax Obligation/General			76,702,579
	Tax Obligation/Limited – 10.9%
2,500	Bristol Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Pinnacle Project, Series 2016, 5.625%, 6/01/35	6/26 at 100.00	N/R	2,602,250
6,000	Memphis & Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tourism Development Zone Revenue Bonds, Refunding Series 2017B, 5.000%, 11/01/30	11/26 at 100.00	AA-	7,213,620
	Metropolitan Government Nashville & Davidson County Convention Center Authority, Tennessee, Tourism Tax Revenue, Bonds, Series 2010A-1:
1,425	5.000%, 7/01/21 – AGM Insured	7/20 at 100.00	AA	1,573,699
1,000	5.000%, 7/01/22	7/20 at 100.00	A1	1,100,240
1,035	5.000%, 7/01/26	7/20 at 100.00	A1	1,124,579
4,250	Pigeon Forge Industrial Development Board, Tennessee, Revenue Bonds, Public Facility, Series 2011, 5.000%, 6/01/34	6/21 at 100.00	AA	4,647,078
	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Refunding Series 2015B:
4,160	5.000%, 11/01/33 (UB) (4)	11/25 at 100.00	AA+	4,957,680
6,225	5.000%, 11/01/34 (UB) (4)	11/25 at 100.00	AA+	7,388,141
1,500	5.000%, 11/01/35	11/25 at 100.00	AA+	1,775,415
1,295	5.000%, 11/01/40	11/25 at 100.00	AA+	1,517,118
5,000	5.000%, 11/01/40 (UB) (4)	11/25 at 100.00	AA+	5,857,600
10,000	5.000%, 11/01/45 (UB) (4)	11/25 at 100.00	AA+	11,611,600
44,390	Total Tax Obligation/Limited			51,369,020
NUVEEN      31

Nuveen Tennessee Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation – 3.2%
	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2010B:
$ 3,250	5.625%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	A	$3,641,625
420	5.750%, 7/01/23 (Alternative Minimum Tax)	7/20 at 100.00	A	471,446
2,265	5.750%, 7/01/24 (Alternative Minimum Tax)	7/20 at 100.00	A	2,541,081
5,750	Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue Bonds, Improvement Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A+	6,555,920
1,825	Metropolitan Nashville Airport Authority, Tennessee, Special Facility Revenue Bonds, Aero Nashville LLC Project, Refunding Series 2010, 5.200%, 7/01/26	7/20 at 100.00	Baa3	1,913,585
13,510	Total Transportation			15,123,657
	U.S. Guaranteed – 16.3% (5)
4,000	Blount County, Tennessee, General Obligation Bonds, Refunding Series 2011, 5.000%, 6/01/23 (Pre-refunded 6/01/21)	6/21 at 100.00	Aa2 (5)	4,582,600
5,000	Chattanooga, Tennessee, Electric System Enterprise Revenue Bonds, Series 2008A, 5.000%, 9/01/33 (Pre-refunded 3/01/18)	3/18 at 100.00	AA+ (5)	5,105,450
	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2004:
480	5.000%, 10/01/18 – AGM Insured (ETM)	No Opt. Call	AA (5)	501,672
240	5.000%, 10/01/22 (Pre-refunded 10/01/19) – AGM Insured	10/19 at 100.00	AA (5)	260,131
250	Franklin Special School District, Williamson County, Tennessee, General Obligation Bonds, Series 2009A, 5.000%, 6/01/33 (Pre-refunded 6/01/19)	6/19 at 100.00	Aa1 (5)	268,055
2,000	Gallatin, Tennessee, Water and Sewer Revenue Bonds, Series 2008, 5.000%, 1/01/33 (Pre-refunded 1/01/18) – AGC Insured	1/18 at 100.00	Aa3 (5)	2,028,500
5,380	Hendersonville Utility District, Tennessee, Waterworks and Sewer Revenue Bonds, Series 2008, 5.250%, 2/01/38 (Pre-refunded 2/01/18) – AGM Insured	2/18 at 100.00	Aa3 (5)	5,480,176
2,190	Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County General Hospital Project, Refunding & Improvement Series 2008, 5.750%, 4/01/41 (Pre-refunded 4/01/18)	4/18 at 100.00	N/R (5)	2,254,255
	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C:
270	5.125%, 7/01/25 (Pre-refunded 7/01/23) – NPFG Insured	7/23 at 100.00	A (5)	270,999
2,735	5.125%, 7/01/25 – NPFG Insured (ETM)	11/17 at 100.00	A (5)	2,745,119
9,570	5.250%, 7/01/28 – NPFG Insured (ETM)	11/17 at 100.00	A (5)	10,018,259
3,000	Knox-Chapman Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2011, 5.250%, 1/01/36 (Pre-refunded 1/01/21)	1/21 at 100.00	AA- (5)	3,417,990
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University, Series 2009A:
2,355	5.000%, 10/01/39 (Pre-refunded 10/01/19) (UB)	10/19 at 100.00	N/R (5)	2,554,586
8,645	5.000%, 10/01/39 (Pre-refunded 10/01/19) (UB)	10/19 at 100.00	AA (5)	9,377,664
18,670	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Subordinate Lien Revenue Bonds, Volunteer Healthcare Systems Inc., Series 1988, 0.000%, 6/01/21 (ETM)	No Opt. Call	Aaa (5)	17,776,640
2,000	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Series 2008A, 5.000%, 5/15/33 (Pre-refunded 5/15/18)	5/18 at 100.00	AA+ (5)	2,059,460
32      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$ 715	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Refunding & Improvement Series 2010A, 5.000%, 7/01/25 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (5)	$795,538
1,495	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Refunding Series 2012, 5.000%, 7/01/23 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (5)	1,762,919
2,500	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Methodist Healthcare, Series 2004B, 5.250%, 9/01/27 (Pre-refunded 3/01/18) – AGM Insured	3/18 at 100.00	AA (5)	2,554,800
1,350	South Blount County Utility District, Tennessee, Waterworks Revenue Bonds, Improvement & Refunding Series 2009, 5.250%, 12/01/39 (Pre-refunded 12/01/19) – AGM Insured	12/19 at 100.00	AA (5)	1,479,802
545	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Series 2009A, 5.000%, 5/01/39 (Pre-refunded 5/01/19)	5/19 at 100.00	AA+ (5)	582,474
1,000	Tennessee State, General Obligation Bonds, Series 2011A, 5.000%, 10/01/30 (Pre-refunded 10/01/21)	10/21 at 100.00	AAA	1,157,680
74,390	Total U.S. Guaranteed			77,034,769
	Utilities – 17.6%
	Chattanooga, Tennessee, Electric System Enterprise Revenue Bonds, Series 2015A:
500	5.000%, 9/01/31	9/25 at 100.00	AA+	598,940
1,750	5.000%, 9/01/32	9/25 at 100.00	AA+	2,087,820
	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006:
1,000	5.000%, 12/15/17 – SYNCORA GTY Insured	No Opt. Call	A	1,011,430
3,250	5.000%, 12/15/19 – SYNCORA GTY Insured	No Opt. Call	A	3,496,545
2,725	5.000%, 12/15/20 – SYNCORA GTY Insured	No Opt. Call	A	2,987,526
8,775	5.000%, 12/15/21 – SYNCORA GTY Insured	No Opt. Call	A	9,778,860
	Clarksville, Tennessee, Electric System Revenue Bonds, Refunding Series 2015:
665	5.000%, 9/01/27	9/24 at 100.00	Aa2	801,451
2,000	5.000%, 9/01/30	9/24 at 100.00	Aa2	2,387,220
2,000	5.000%, 9/01/31	9/24 at 100.00	Aa2	2,380,040
	Clarksville, Tennessee, Electric System Revenue Bonds, Series 2010A:
1,160	5.000%, 9/01/34	9/20 at 100.00	Aa2	1,273,402
2,500	5.000%, 9/01/35	9/20 at 100.00	Aa2	2,744,400
670	Jackson Energy Authority, Tennessee, Gas System Revenue Bonds, Refunding & Improvement Series 2015, 5.000%, 6/01/28	6/25 at 100.00	Aa2	803,859
	Johnson City Energy Authority, Tennessee, Electric System Revenue Bonds, Series 2017:
1,000	5.000%, 5/01/28	5/27 at 100.00	Aa2	1,256,150
1,000	5.000%, 5/01/29	5/27 at 100.00	Aa2	1,244,260
2,050	Knoxville, Tennessee, Electric System Revenue Bonds, Refunding Series 2015EE, 5.000%, 7/01/22	No Opt. Call	AA+	2,424,269
1,510	Memphis, Tennessee, Electric System Revenue Bonds, Series 2016, 5.000%, 12/01/27	12/26 at 100.00	AA+	1,891,849
NUVEEN      33

Nuveen Tennessee Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Memphis, Tennessee, Gas System Revenue Bonds, Series 2016:
$ 1,900	5.000%, 12/01/27	12/26 at 100.00	Aa1	$2,367,742
2,295	5.000%, 12/01/30	12/26 at 100.00	Aa1	2,796,297
1,450	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Refunding Series 2015A, 5.000%, 5/15/27	5/25 at 100.00	AA+	1,775,047
11,250	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/15/36	5/21 at 100.00	AA+	12,589,087
5,000	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Series 2017A, 5.000%, 5/15/42	5/27 at 100.00	AA+	5,957,100
	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A:
1,395	5.250%, 9/01/21	No Opt. Call	A	1,569,598
1,755	5.250%, 9/01/22	No Opt. Call	A	2,031,448
3,130	5.250%, 9/01/24	No Opt. Call	A	3,701,663
2,520	5.250%, 9/01/26	No Opt. Call	A	3,039,347
2,100	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	2,441,271
	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C:
450	5.000%, 2/01/19	No Opt. Call	A	472,770
100	5.000%, 2/01/21	No Opt. Call	A	109,650
250	5.000%, 2/01/22	No Opt. Call	A	281,888
600	5.000%, 2/01/23	No Opt. Call	A	680,742
100	5.000%, 2/01/24	No Opt. Call	A	114,543
5,090	5.000%, 2/01/27	No Opt. Call	A	5,988,130
71,940	Total Utilities			83,084,344
	Water and Sewer – 15.1%
1,000	Clarksville, Tennessee, Water, Sewer and Gas Revenue Bonds, Refunding Series 2016, 5.000%, 2/01/33	2/26 at 100.00	Aa2	1,187,840
	DeKalb Utility District, DeKalb County, Tennessee, Waterworks Revenue Bonds, Refunding Series 2017:
455	3.000%, 4/01/31	4/26 at 100.00	N/R	467,358
435	3.375%, 4/01/38	4/26 at 100.00	N/R	448,420
510	3.500%, 4/01/42	4/26 at 100.00	N/R	524,484
	First Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2012A:
2,000	5.000%, 12/01/29	12/22 at 100.00	AA+	2,334,460
2,375	5.000%, 12/01/32	12/22 at 100.00	AA+	2,728,115
	Gallatin, Tennessee, Water and Sewer Revenue Bonds, Refunding & Improvement Series 2015:
1,655	5.000%, 1/01/31	1/25 at 100.00	AA	1,946,363
1,270	5.000%, 1/01/38	1/25 at 100.00	AA	1,464,932
2,525	Hallsdale-Powell Utility District, Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 4/01/36 – FGIC Insured	4/18 at 100.00	AA	2,533,156
34      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$ 6,000	Harpeth Valley Utilites District of Davidson and Williamson Counties, Tennessee Utilities Revenue Bonds, Series 2014, 5.000%, 9/01/44	9/24 at 100.00	AA	$6,970,320
1,500	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/25	No Opt. Call	AA	1,851,525
	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Refunding Series 2016:
2,870	5.000%, 9/01/34	9/25 at 100.00	AA	3,375,952
4,785	5.000%, 9/01/42	9/25 at 100.00	AA	5,542,274
1,315	Knox-Chapman Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Refunding and Improvement Series 2015, 5.000%, 1/01/31	1/25 at 100.00	AA-	1,544,573
	Knox-Chapman Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Refunding and Improvement Series 2017:
1,475	4.000%, 1/01/32	1/26 at 100.00	AA-	1,612,588
1,000	4.000%, 1/01/35	1/26 at 100.00	AA-	1,081,650
1,525	Knoxville, Tennessee, Water System Revenue Bonds, Series 2013Z, 5.000%, 3/01/44	3/21 at 100.00	AAA	1,696,151
	Loudon, Tennessee, Water and Sewer Revenue Refunding Bonds, Series 2012A:
2,235	4.000%, 3/01/22 (Alternative Minimum Tax)	No Opt. Call	A+	2,375,291
1,000	4.000%, 3/01/28 (Alternative Minimum Tax)	3/22 at 100.00	A+	1,058,150
2,000	5.000%, 3/01/32 (Alternative Minimum Tax)	3/22 at 100.00	A+	2,216,060
	Portland, Tennessee, Water and Sewer System Revenue Bonds, Refunding & Improvement Series 2016:
1,100	4.000%, 4/01/31	4/26 at 100.00	A-	1,194,820
1,675	4.000%, 4/01/37	4/26 at 100.00	A-	1,789,118
	Savannah Valley Utility District, Hamilton County, Tennessee, Waterworks Revenue Refunding Bonds, Series 2012-A:
535	5.000%, 6/01/19	No Opt. Call	AA	573,044
525	5.000%, 6/01/20	No Opt. Call	AA	581,763
585	5.000%, 6/01/21	No Opt. Call	AA	668,503
515	5.000%, 6/01/22	No Opt. Call	AA	604,831
2,890	South Blount County Utility District, Tennessee, Waterworks Revenue Bonds, Improvement & Refunding Series 2009, 5.250%, 12/01/39 – AGM Insured	12/19 at 100.00	AA	3,100,190
	Watauga River Regional Water Authority, Tennessee, Waterworks Revenue Bonds, Series 2012:
500	5.000%, 7/01/34	7/22 at 100.00	A	532,830
4,385	5.000%, 7/01/42	7/22 at 100.00	A	4,660,904
500	West Knox Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Refunding & Improvement Series 2016, 5.000%, 6/01/41	6/24 at 100.00	AA+	569,845
4,995	West Wilson Utility District, Wilson County, Tennessee, Water Revenue Bonds, Refunding & Improvement Series 2015, 5.000%, 6/01/45	6/25 at 100.00	AA	5,714,430
2,280	West Wilson Utility District, Wilson County, Tennessee, Water Revenue Bonds, Refunding Series 2017, 4.000%, 6/01/34	6/26 at 100.00	AA	2,492,792
NUVEEN      35

Nuveen Tennessee Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	White House Utility District, Robertson and Sumner Counties, Tennessee, Water and Sewer Revenue Bonds, Refunding Series 2016:
$ 1,425	4.000%, 1/01/28	1/26 at 100.00	AA+	$1,616,976
1,485	4.000%, 1/01/29	1/26 at 100.00	AA+	1,668,219
1,050	4.000%, 1/01/30	1/26 at 100.00	AA+	1,166,959
1,320	4.000%, 1/01/31	1/26 at 100.00	AA+	1,456,580
63,695	Total Water and Sewer			71,351,466

$ 441,435	Total Long-Term Investments (cost $468,234,903)			494,419,618
	Floating Rate Obligations – (5.8)%			(27,290,000)
	Other Assets Less Liabilities – 1.1%			5,147,999
	Net Assets – 100%			$ 472,277,617
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$494,419,618	$ —	$494,419,618
Income Tax Information
The following information is presented on a federal income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of August 31, 2017, the cost of investments was $439,994,860.
36      NUVEEN

Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2017, were as follows:
Gross unrealized:
Appreciation	$27,753,205
Depreciation	(618,448)
Net unrealized appreciation (depreciation) of investments	$27,134,757
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating.This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
ETM	Escrowed to maturity.
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rates, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
NUVEEN      37

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust III

By (Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

Date: October 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: October 30, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: October 30, 2017